Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Anti-dilutive impact of share options on calculation of the diluted earnings per share excluded from calculation	12,364,148	8,956,610	12,364,148	516,352
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share			18,021,414